Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
December 31, 2024
Z20-NPRT3-0325
1.9884237.107
Bond Funds - 52.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	140,323	1,355,518
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	328,172	2,418,630
Fidelity Series Corporate Bond Fund (a)	183,969	1,690,673
Fidelity Series Emerging Markets Debt Fund (a)	20,245	159,933
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,203	44,486
Fidelity Series Floating Rate High Income Fund (a)	3,314	29,822
Fidelity Series Government Bond Index Fund (a)	298,217	2,686,932
Fidelity Series High Income Fund (a)	3,473	29,903
Fidelity Series International Credit Fund (a)	9	77
Fidelity Series International Developed Markets Bond Index Fund (a)	170,188	1,477,236
Fidelity Series Investment Grade Bond Fund (a)	260,859	2,577,285
Fidelity Series Investment Grade Securitized Fund (a)	185,644	1,629,954
Fidelity Series Long-Term Treasury Bond Index Fund (a)	245,331	1,302,705
Fidelity Series Real Estate Income Fund (a)	3,034	29,790
TOTAL BOND FUNDS (Cost $16,421,592)		15,432,944

Domestic Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	83,539	1,657,416
Fidelity Series Commodity Strategy Fund (a)	788	67,927
Fidelity Series Large Cap Growth Index Fund (a)	42,249	1,073,118
Fidelity Series Large Cap Stock Fund (a)	42,640	978,584
Fidelity Series Large Cap Value Index Fund (a)	125,271	2,043,166
Fidelity Series Small Cap Core Fund (a)	43,912	536,162
Fidelity Series Small Cap Opportunities Fund (a)	15,691	229,566
Fidelity Series Value Discovery Fund (a)	46,440	719,819
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,528,193)		7,305,758

International Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	28,354	444,583
Fidelity Series Emerging Markets Fund (a)	56,092	486,875
Fidelity Series Emerging Markets Opportunities Fund (a)	106,533	1,951,683
Fidelity Series International Growth Fund (a)	57,735	1,006,314
Fidelity Series International Index Fund (a)	32,561	385,850
Fidelity Series International Small Cap Fund (a)	26,697	432,493
Fidelity Series International Value Fund (a)	84,960	1,012,720
Fidelity Series Overseas Fund (a)	74,951	1,007,342
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,946,726)		6,727,860

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $68,463)	6,887	68,528

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $29,356)	4.58	29,356	29,356

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,994,330)	29,564,446
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	29,564,446

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,176,451	490,899	325,546	36,904	(721)	14,435	1,355,518	140,323
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,531,509	322,612	361,882	82,828	(45,378)	(28,231)	2,418,630	328,172
Fidelity Series Blue Chip Growth Fund	1,766,415	373,109	656,736	150,538	124,847	49,781	1,657,416	83,539
Fidelity Series Canada Fund	443,880	74,149	84,087	13,141	2,830	7,811	444,583	28,354
Fidelity Series Commodity Strategy Fund	220,143	68,762	209,862	8,102	(134,537)	123,421	67,927	788
Fidelity Series Corporate Bond Fund	1,855,225	222,610	383,205	59,305	(183)	(3,774)	1,690,673	183,969
Fidelity Series Emerging Markets Debt Fund	162,771	15,990	19,727	6,741	356	543	159,933	20,245
Fidelity Series Emerging Markets Debt Local Currency Fund	52,138	3,290	8,775	2,103	486	(2,653)	44,486	5,203
Fidelity Series Emerging Markets Fund	480,128	123,180	111,250	13,307	397	(5,580)	486,875	56,092
Fidelity Series Emerging Markets Opportunities Fund	1,927,046	465,828	491,308	39,825	9,751	40,366	1,951,683	106,533
Fidelity Series Floating Rate High Income Fund	31,292	4,646	5,948	2,103	2	(170)	29,822	3,314
Fidelity Series Government Bond Index Fund	2,712,641	427,980	432,518	68,587	(1,707)	(19,464)	2,686,932	298,217
Fidelity Series Government Money Market Fund	30,734	41,377	42,755	588	-	-	29,356	29,356
Fidelity Series High Income Fund	168,166	14,715	157,369	7,443	3,533	858	29,903	3,473
Fidelity Series International Credit Fund	73	3	-	4	-	1	77	9
Fidelity Series International Developed Markets Bond Index Fund	1,243,212	438,122	190,218	48,072	(1,350)	(12,530)	1,477,236	170,188
Fidelity Series International Growth Fund	1,113,547	202,955	245,218	41,211	22,140	(87,110)	1,006,314	57,735
Fidelity Series International Index Fund	421,617	65,383	82,566	11,268	5,662	(24,246)	385,850	32,561
Fidelity Series International Small Cap Fund	463,760	86,178	86,885	40,467	6,404	(36,964)	432,493	26,697
Fidelity Series International Value Fund	1,118,945	186,918	241,501	45,146	23,413	(75,055)	1,012,720	84,960
Fidelity Series Investment Grade Bond Fund	2,730,193	352,072	489,319	86,554	(4,705)	(10,956)	2,577,285	260,859
Fidelity Series Investment Grade Securitized Fund	1,800,692	210,830	370,835	58,778	(8,719)	(2,014)	1,629,954	185,644
Fidelity Series Large Cap Growth Index Fund	1,119,598	165,367	404,882	6,355	94,542	98,493	1,073,118	42,249
Fidelity Series Large Cap Stock Fund	1,185,552	162,880	428,181	77,720	75,488	(17,155)	978,584	42,640
Fidelity Series Large Cap Value Index Fund	2,119,503	438,917	559,297	59,206	43,988	55	2,043,166	125,271
Fidelity Series Long-Term Treasury Bond Index Fund	1,665,668	193,632	481,630	38,527	(72,422)	(2,543)	1,302,705	245,331
Fidelity Series Overseas Fund	1,116,197	160,322	225,051	22,216	22,409	(66,535)	1,007,342	74,951
Fidelity Series Real Estate Income Fund	30,277	3,105	4,062	1,563	(186)	656	29,790	3,034
Fidelity Series Short-Term Credit Fund	137	11	148	-	-	-	-	-
Fidelity Series Small Cap Core Fund	21,388	581,205	82,289	5,490	571	15,287	536,162	43,912
Fidelity Series Small Cap Opportunities Fund	524,135	47,589	332,068	23,694	63,217	(73,307)	229,566	15,691
Fidelity Series Treasury Bill Index Fund	71,801	121,485	124,824	1,494	(8)	74	68,528	6,887
Fidelity Series Value Discovery Fund	782,684	164,182	214,274	27,942	8,877	(21,650)	719,819	46,440
	31,087,518	6,230,303	7,854,216	1,087,222	238,997	(138,156)	29,564,446	2,752,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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